Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0000060714
Registrant Name	LSB INDUSTRIES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES